Impairments	12 Months Ended
Dec. 31, 2011
Impairments
Impairments

(17) Impairments

        During the year ended December 31, 2011, the Company concluded that its senior secured term loan to an affiliate of Cirrus was impaired and established a provision for losses (impairment) of $15.4 million. The impairment resulted from the Company's conclusion that the carrying value of its loan was in excess of the fair value of the loan's underlying collateral assets. This provision for losses reduced the carrying value of its investment from $91.1 million to its fair value of $75.7 million. The fair value of the Company's loan investment was based on a discounted cash flow valuation model and inputs considered to be a Level 3 measurement within the fair value hierarchy. Inputs to this valuation model include real estate capitalization rates, discount rates, earnings multiples, industry growth rates and operating margins, some of which influence the Company's expectation of future cash flows from the loan and, accordingly, the fair value of its investment.

        On October 12, 2010, the Company concluded that its 35% interest in HCP Ventures II, which owns 25 senior housing properties leased by Horizon Bay Communities or certain of its affiliates (collectively "Horizon Bay"), was impaired. The impairment resulted from the recent and projected deterioration of the operating performance of the properties leased by Horizon Bay from HCP Ventures II. During the year ended December 31, 2010 the Company recognized an impairment of $71.7 million related to its investment in HCP Ventures II, which reduced the carrying value of its investment from $136.8 million to its fair value of $65.1 million. The fair value of the Company's investment in HCP Ventures II was based on a discounted cash flow valuation model that is considered to be a Level 3 measurement within the fair value hierarchy. Inputs to this valuation model include real estate capitalization rates, discount rates, industry growth rates and operating margins, some of which influence the Company's expectation of future cash flows from HCP Ventures II and, accordingly, the fair value of its investment.

        During the year ended December 31, 2009, the Company recognized impairments of $75.5 million (including $0.1 million in discontinued operations) as follows: (i) $63.1 million in the senior housing segment related to three land-only DFLs and a participation in a senior construction loan associated with properties operated by Erickson resulting from the conclusion of their bankruptcy auction and amended reorganization plan, (ii) $5.9 million related to intangible assets on 12 of 15 senior housing communities that were determined to be impaired due to the termination of the Sunrise management agreements effective October 1, 2009 in the senior housing segment, (iii) $4.3 million related to a senior secured term loan to an affiliate of Cirrus as a result of discussions to restructure its loan in the hospital segment and (iv) $2.2 million related to intangible assets associated with the early termination of a lease in the life science segment.